National Telehealth Network	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
National Telehealth Network
4. National Telehealth Network
In 2012, the Company and an affiliate of Anthem, Inc. formed NTN to expand the availability and adoption of telemedicine. The Company did not have a controlling financial interest in NTN, but it had the ability to exercise significance influence over the operating and financial policies of NTN. Therefore, the Company accounted for its investment in NTN using the equity method of accounting through December 31, 2015.
On January 1, 2016, the Company made an additional investment in NTN, which increased its ownership percentage above 50%. The Company also obtained the right to elect the Chairman of NTN, who has the ability to cast the tie-breaking
vote in all decisions. Therefore, on January 1, 2016, the Company obtained control over NTN and has the power to direct the activities that most significantly impact NTN’s economic performance. This step-acquisition was accounted for as a business combination and the results of the operations of NTN from January 1, 2016, have been included in the Company’s condensed consolidated financial statements. However, because the Company owns less than 100% of NTN, the Company recognizes net income (loss) attributable to non-controlling
interest in the condensed consolidated statements of operations and comprehensive loss equal to the percentage of the ownership interest retained in NTN by the respective non-controlling
party.
The proportionate share of the loss attributed to the
non-controlling
interest amounted to ($3,920) and ($884) for the nine months ended September 30, 2020 and 2019, respectively. The carrying value of the non-controlling
interest was $22,339 and $26,259 as of September 30, 2020 and December 31, 2019, respectively.

4. National Telehealth Network
In 2012, the Company and an affiliate of Anthem, Inc. formed NTN to expand the availability and adoption of telemedicine. The Company did not have a controlling financial interest in NTN, but it had the ability to exercise significance influence over the operating and financial policies of NTN. Therefore, the Company accounted for its investment in NTN using the equity method of accounting through December 31, 2015.
On January 1, 2016, the Company made an additional investment in NTN, which increased its ownership percentage above 50%. The Company also obtained the right to elect the Chairman of NTN who has the ability to cast the tie-breaking
vote in all decisions. Therefore, on January 1, 2016, the Company obtained control over NTN and has the power to direct the activities that most significantly impact NTN’s economic performance. This step-acquisition was accounted for as a business combination and the results of the operations of NTN from January 1, 2016, have been included in the Company’s consolidated financial statements. However, because the Company owns less than 100% of NTN, the Company recognizes net income (loss) attributable to non-controlling
interest in the consolidated statements of operations and comprehensive loss equal to the percentage of the ownership interest retained in NTN by the respective non-controlling
party.
The proportionate share of the income (loss) attributed to the non-controlling
interest amounted to $362 and ($1,176) for the years ended December 31, 2018 and 2019, respectively. The carrying value of the non-controlling
interest was $27,435 and $26,259 at December 31, 2018 and 2019.